Commitments and Contingencies Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies [Abstract]
Disclosure of maturity analysis for non-derivative financial liabilities [text block]
The following are the contractual maturities of financial liabilities at December 31, 2018:

($000s)		Payment Due by Period[1,2]
	Recognized
	in Financial	Contractual	Less than
	Statements	Cash Flows	1 year	1-3 years
Accounts payable and accrued liabilities	Yes - Liability	28,007	28,007	—
Long-term debt	Yes - Liability	52,355	—	52,355
Other long-term liabilities	Yes - Liability	1,007	—	1,007
Office and equipment leases[3]	No	2,949	1,985	964
Total		84,318	29,992	54,326
[1] Payments exclude on-going operating costs, finance costs and payments required to settle derivatives.
[2] Payments denominated in foreign currencies have been translated at December 31, 2018 exchange rates.
[3] Office and equipment leases include all drilling rig contracts.
The principal commitments of the Company are as follows:

($000s)		Payment Due by Period[1,2]
	Recognized
	in Financial	Contractual	Less than
	Statements	Cash Flows	1 year	1-3 years
Accounts payable and accrued liabilities	Yes - Liability	28,007	28,007	—
Long-term debt	Yes - Liability	52,355	—	52,355
Other long-term liabilities	Yes - Liability	1,007	—	1,007
Office and equipment leases[3]	No	2,949	1,985	964
Total		84,318	29,992	54,326
[1] Payments exclude ongoing operating costs, finance costs and payments made to settle derivatives.
[2] Payments denominated in foreign currencies have been translated at December 31, 2018 exchange rates.
[3] Office and equipment leases include all drilling rig contracts.